Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (314,997)	$ (161,125)	$ (628,641)	$ (460,661)
Adjustment to reconcile net loss to net cash used in operations:
Amortization	50	50	200	200
Impairment expense				14,320
Derivative convertible note			16,680
Change in fair market value of derivatives	(812)	5,006
Amortization of debt discount	52,988
Stock based compensation	152,834	59,500	1,357,141	80,736
Increase (decrease) in operating liabilities:
Accounts receivable	24,469		(24,469)
Accounts payable	27,000			(2,437)
Accrued interest	4,858	3,142	12,357	10,646
Accrued expenses - related party		63,000	(865,846)	252,000
Net Cash used in operating activities	(53,610)	(30,427)	(132,578)	(105,196)
CASH FLOWS FROM INVESTING ACTIVITIES
Payment made for patent				(3,655)
Net Cash used in investing activities				(3,655)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shareholder loans	9,500	25,500	47,700	97,000
Principal payments on shareholder loans	(13,000)		(60,200)
Proceeds from convertible notes payable	63,000	53,000	66,000
Issuance of common stock			80,000
Net Cash provided by financing activities	59,500	78,500	133,500	97,000
Net increase in cash	5,890	(48,073)	922	(11,861)
Cash Beginning of period	1,883	961	961	12,822
Cash End of period	7,773	49,034	1,883	961
Supplemental cash flow information
Cash paid for interest
Cash paid for taxes
Non-cash transactions:
Derivative convertible liability recorded	$ 231,303	$ 94,601	$ 116,654